Leases-Lessee (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum annual rentals under noncancelable operating leases
2014	$ 53
2015	47
2016	43
2017	36
2018	30
Therafter	123
Total	332
Operating Leased Assets [Line Items]
Total rent expense	58	56	49
Jicarilla Apache Nation [Member]
Operating Leased Assets [Line Items]
Future minimum annual rental payment of a certain significant lease	$ 8